Notes to the cash flow statement (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Summary of Changes in Liabilities Arising from Financing Activities

Changes in liabilities arising from financing activities.

	January 1, 2022	Cash flows from financing activities : Repayments	Non-cash flows: New lease liabilities	December 31, 2022
	£000s	£000s	£000s	£000s
Lease liabilities	137	(190)	499	446
Total liabilities from financing activities	137	(190)	499	446